Summary of significant accounting policies - Treasury Shares (Details)	12 Months Ended
Dec. 31, 2019 EUR (€)
Corporate Information And Statement Of IFRS Compliance [Abstract]
Gain (loss) recognized on purchase of treasury shares	€ 0
Gain (loss) recognized on sale of treasury shares	0
Gain (loss) recognized on impairment of treasury shares	0
Gain (loss) recognized on cancellation of treasury shares	€ 0